UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.52%
Chemical Manufacturing - 2.72%
Ecolab, Inc.	6,500	390,000
Computer and Electronic Product Manufacturing - 8.34%
Apple, Inc. (a)	750	406,830
EMC Corp. (a)	14,000	387,660
Teradata Corp. (a)	6,000	399,300
		1,193,790
Consumer Durables & Apparel - 3.14%
Coach, Inc.	6,000	449,040
Consumer Services - 4.60%
Dunkin Brands Group, Inc. (a)	9,000	261,360
Yum! Brands, Inc.	6,000	397,440
		658,800
Credit Intermediation and Related Activities - 6.25%
JPMorgan Chase & Co.	8,000	313,920
Visa, Inc.	5,000	581,850
		895,770
Data Processing, Hosting and Related Services - 3.79%
Automatic Data Processing, Inc.	10,000	543,200
Food Services and Drinking Places - 2.77%
McDonald's Corp.	4,000	397,120
General Merchandise Stores - 3.61%
Costco Wholesale Corp.	6,000	516,360
Insurance Carriers and Related Activities - 3.04%
Verisk Analytics, Inc. (a)	10,000	435,000
Machinery Manufacturing - 3.08%
Donaldson Co., Inc.	6,000	440,580
Materials - 6.27%
E.I. du Pont de Nemours & Co.	4,500	228,825
Freeport-McMoRan Copper & Gold, Inc.	7,500	319,200
Potash Corp. of Saskatchewan, Inc. - ADR	7,500	349,125
		897,150
Miscellaneous Manufacturing - 4.86%
3M Co.	5,500	481,800
Stryker Corp.	4,000	214,560
		696,360
Oil and Gas Extraction - 3.07%
Devon Energy Corp.	6,000	439,860
Other Information Services - 4.32%
Google, Inc. (a)	1,000	618,250
Professional, Scientific, and Technical Services - 5.48%
Accenture PLC	7,000	416,780
Tetra Tech, Inc. (a)	15,000	368,400
		785,180
Publishing Industries (except Internet) - 9.46%
Microsoft Corp.	10,000	317,400
MSCI, Inc. (a)	11,000	389,180
Oracle Corp.	10,000	292,700
Rovi Corp. (a)	10,000	354,800
		1,354,080
Retailing - 2.27%
Tiffany & Co.	5,000	325,050
Software & Services - 5.71%
International Business Machines Corp.	1,800	354,114
Intuit, Inc.	8,000	462,720
		816,834
Support Activities for Mining - 4.07%
Schlumberger Ltd.	7,500	582,075
Technology Hardware & Equipment - 2.17%
QUALCOMM, Inc.	5,000	310,900
Transportation - 4.55%
Norfolk Southern Corp.	5,000	344,500
United Parcel Service, Inc.	4,000	307,560
		652,060
Transportation Equipment Manufacturing - 4.95%
Johnson Controls, Inc.	14,000	456,820
United Technologies Corp.	3,000	251,610
		708,430
TOTAL COMMON STOCKS Cost ($10,790,007)		14,105,889

SHORT-TERM INVESTMENTS - 2.34%
Money Market Fund - 2.34%
Fidelity Institutional Government Portfolio	335,624	335,624
TOTAL SHORT-TERM INVESTMENTS Cost ($335,624)		335,624

Total Investments (Cost $11,125,631) - 100.86%		14,441,513
Liabilities in Excess of Other Assets - (0.86)%		(123,835)
TOTAL NET ASSETS - 100.00%		$14,317,678

(a)	Non-income producing security.
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$11,125,631
Gross unrealized appreciation	3,559,563
Gross unrealized depreciation	(243,681)
Net unrealized appreciation	$3,315,882

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$14,105,889	$-	$-	$14,105,889
Short-Term Investments	335,624	-	-	335,624
Total Investments in Securities	$14,441,513	$-	$-	$14,441,513

There were no transfers into and out of Level 1 and 2 during the period ended February 29, 2012.
The Fund did not hold any Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                     John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.